Share-based compensation - Summary of share options (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of Options
Outstanding, beginning balance	63,733,455	52,575,849	46,798,243
Granted	10,402,129	18,459,565	88,434,809
Modification	(1,478,068)		(331,725)
Exercise of share options with shares issued to trusts			(68,616,887)
Exercise of share options	(717,256)	(2,749,909)	(9,640,697)
Forfeited/cancelled	(4,382,666)	(4,552,050)	(4,067,894)
Outstanding, ending balance	67,557,594	63,733,455	52,575,849	46,798,243
Exercisable	39,360,380
Vested and Expected to Vest	61,407,795
Weighted Average Exercise Price
Outstanding, beginning balance	$ 3.94	$ 4.90	$ 6.04
Granted	0.0001823	0.0001823	0.0001823
Modification	0.0001823		0.0001823
Exercise of share options with shares issued to trusts			0.0001823
Exercise of share options	0.21	0.42	0.0001823
Forfeited/cancelled	0.07	1.00	2.44
Outstanding, ending balance	2.61	$ 3.94	$ 4.90	$ 6.04
Exercisable	4.47
Vested and Expected to Vest	$ 2.87
Weighted Average Remaining Contractual Life	5 years 10 months 24 days	6 years 4 months 20 days	3 years 4 months 24 days	3 years 8 months 26 days
Weighted Average Remaining Contractual Life, Exercisable	4 years 1 month 28 days
Weighted Average Remaining Contractual Life, Vested and Expected to Vest	5 years 7 months 17 days
Aggregate Intrinsic Value, Options, Outstanding	$ 891,353	$ 559,325	$ 789,898	$ 1,686,640
Aggregate Intrinsic Value, Options, exercised with shares issued to trusts			1,366,836
Aggregate Intrinsic Value, Options, exercised excluding shares issued to trusts	11,182	$ 33,819	$ 192,041
Aggregate Intrinsic Value, Options, Exercisable	445,842
Aggregate Intrinsic Value, Options, Vested and Expected to Vest	$ 794,187
Weighted Average Grant Date Fair Value
Outstanding, beginning balance	$ 24.62	$ 30.18	$ 26.16
Granted	14.78	11.80	47.47
Modification	12.90		47.71
Exercise of share options with shares issued to trusts			47.71
Exercise of share options	30.55	24.22	47.71
Forfeited/cancelled	26.03	36.86	41.29
Outstanding, ending balance	22.72	$ 24.62	$ 30.18	$ 26.16
Exercisable	25.18
Vested and Expected to Vest	$ 23.32